Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Issued capital [member]	Treasury shares [member]	Contributions For Future Capital Increases [Member]	Statutory reserve [member]	Additional paid-in capital [member]	Retained earnings [member]	Other Comprehensive Incomes [Member]	Total
Beginning balance, value at Dec. 31, 2021	$ 248,278	$ (8,652)		$ 17,363	$ 281,037	$ (75,679)	$ (149,210)	$ 313,137
IfrsStatementLineItems [Line Items]
Treasury shares		(5,239)			3,162			(2,077)
Long-term incentive plan cost (Note 18)		1,025			(1,025)
Net income for the year						(80,224)		(80,224)
Other comprehensive loss items							3,901	3,901
Total comprehensive income (loss)						(80,224)	3,901	(76,323)
Ending balance, value at Dec. 31, 2022	248,278	(12,866)		17,363	283,174	(155,903)	(145,309)	234,737
IfrsStatementLineItems [Line Items]
Treasury shares		(4,020)			4,186			166
Exercise of stock options (Note 18)		11						11
Long-term incentive plan cost (Note 18)		5,320			(5,320)
Net income for the year						7,819		7,819
Other comprehensive loss items							(139)	(139)
Total comprehensive income (loss)						7,819	(139)	7,680
Ending balance, value at Dec. 31, 2023	248,278	(11,555)		17,363	282,040	(148,084)	(145,448)	242,594
IfrsStatementLineItems [Line Items]
Treasury shares		(5,065)			5,155			90
Long-term incentive plan cost (Note 18)		3,833			(3,833)
Net income for the year						126,375		126,375
Other comprehensive loss items							(4,246)	(4,246)
Total comprehensive income (loss)						126,375	(4,246)	122,129
Ending balance, value at Dec. 31, 2024	$ 248,278	$ (12,787)		$ 17,363	$ 283,362	$ (21,709)	$ (149,694)	$ 364,813